Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Fair Value of Stock Options Valuation Assumptions	The key assumptions used to determine the fair value of the options for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Expected volatility	34.2%~35.9%	35.9%~39.3%	37.2%~38.1%
Risk-free interest rate (per annum)	1.67%~2.46%	0.30%~1.04%	1.00%~1.96%
Exercise multiples	2.8	2.8	2.8 (1)
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$0.216~0.259	$0.261~0.395	$0.370~1.050
Fair value of share option	$0.293~0.305	$0.294~0.395	$0.370~1.050

Summary of Restricted Share Activity
The following table summarized the Group’s restricted share activities:

	Number of restricted share units	Weighted average grant date fair value
		USD
Unvested at January 1, 2019	68,045,550	0.1965
Vested	(17,011,388)	0.1965
Unvested at December 31, 2019	51,034,162	0.1965
Vested	(51,034,162)	0.1965
Unvested at December 31, 2020	—	—

Total share- based compensation expenses recognized for these restricted shares in 2019, 2020 and 2021 were RMB21 million, RMB57 million and nil, respectively.

Summary of Share based Compensation Expense

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

General and administrative expenses	455,634	3,341,145	3,728,421
Selling and marketing expense	—	94,640	56,975
Research and development expense	—	42,680	48,777
Cost of revenues	—	7,842	3,740

Total	455,634	3,486,307	3,837,913

TYT Company [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Restricted Share Activity
The Group acquired TYT, a private company, in December 2021. Upon the completion of the acquisition, ordinary shares held by non-controlling interest holders, who are also management of the TYT, are restricted and subject to a four-year vesting period. (see note 5)

	Number of restricted share s	Weighted average grant date fair value
		USD
At January 1, 2021	—	—
Grant	968,198	15.68

Unvested at December 31, 2021	968,198	15.68

Options Classified as Liability [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Share Options Activity
The following table summarized the activities of the Group’s share options classified as liability with no movement for 2021:

	Number of options	Weighted average exercise price	Aggregate intrinsic value
		US$	US$
Outstanding at January 1, 2019	89,840,646	0.00001	18,812
Exercised	(49,814,073)	0.00001	—

Outstanding at December 31, 2019	40,026,573	0.00001	10,350
Exercised	(23,391,140)	0.00001	—
Reclassified as equity	(16,635,433)	0.00001	5,110

Outstanding at December 31, 2020	—	—	—
Exercisable at December 31, 2020	—	—	—

Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Share Options Activity

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$			US$
Outstanding at December 31, 2020	418,452,697	0.000007	8.56	0.2569	165,035
Granted	894,515,686	0.000010		0.7195
Exercised	(866,230,796)	0.000010		0.6822
Forfeited	(18,159,814)	0.000008		0.4491
Outstanding at December 31, 2021	428,577,773	0.000010	8.75	0.4547	179,544

Vested and expected to vest	428,577,773	0.000010	8.75	0.4547	179,544
Exercisable at December 31, 2021	93,474,222	0.000008	6.93	0.2414	39,118